Organization and nature of operations - Additional Information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)
Organization and nature of operations
Initial paid-in capital recorded as other non-current liabilities	¥ 189,323		¥ 16,489				$ 27,449,000
Cash generated from investing activities	(1,023,997)	$ (148,465,000)	(1,714,287)		¥ (261,487)
Cash generated from financing activities	(78,454)	(11,374,000)	1,563,397		654,571
Shanghai Zhixiang Technology Co., Ltd.
Organization and nature of operations
Capital and reserve funds	¥ 1,566		1,566
Variable Interest Entities
Organization and nature of operations
Cash generated from investing activities | $		$ 0		$ 0		$ 0
Variable Interest Entities | Equity Interest Pledge Agreement | Shanghai Zhixiang Technology Co., Ltd.
Organization and nature of operations
Percentage of pledged equity interests	100.00%	100.00%
Initial paid-in capital recorded as other non-current liabilities	¥ 1,000
Variable Interest Entities | Equity Interest Pledge Agreement | Zhixiang Technology
Organization and nature of operations
Business cooperation agreement term	10 years	10 years
Variable Interest Entities | Exclusive Option Agreement | Shanghai Zhixiang Technology Co., Ltd.
Organization and nature of operations
Stock option term	10 years	10 years
Variable Interest Entities | Zhixiang Technology
Organization and nature of operations
Variable interest entity terms of arrangement	The term of this agreement remains valid for a period of 10 years and can be extended at Zhixiang WFOE’s discretion. Zhixiang WFOE may terminate the agreement unilaterally with a 30-day prior written notice.	The term of this agreement remains valid for a period of 10 years and can be extended at Zhixiang WFOE’s discretion. Zhixiang WFOE may terminate the agreement unilaterally with a 30-day prior written notice.
Term of agreement remains valid for a period	10 years	10 years
Term of terminate the agreement unilaterally prior written notice	30 days	30 days
Consultancy and service fees	¥ 0		¥ 0		¥ 276,578
Exclusive asset subscription agreement term	10 years	10 years